Real Estate Facilities - Summary of Purchase Price Allocation for Real Estate Related Assets Acquired (Detail) - USD ($)			9 Months Ended		12 Months Ended
		Jul. 13, 2023	Sep. 30, 2023	[1]	Dec. 31, 2022		Jun. 01, 2022
Business Acquisition [Line Items]
Real Estate Assets			$ 23,696,536		$ 298,341,568
Intangibles			0		10,453,998
Total assets acquired	[2]		23,696,536		308,795,566
2023 Revenue			0	[3]	12,053,943	[4]
2023 Net Operating Income	[5]		$ 0	[3]	$ 8,154,799	[4]
Algonquin, IL
Business Acquisition [Line Items]
Acquisition Date					Feb. 08, 2022
Real Estate Assets					$ 18,156,701
Intangibles					849,414
Total assets acquired	[2]				19,006,115
2023 Revenue	[4]				1,256,278
2023 Net Operating Income	[4],[5]				$ 759,563
Sacramento II, CA
Business Acquisition [Line Items]
Acquisition Date					May 10, 2022
Real Estate Assets					$ 24,625,559
Intangibles					754,564
Total assets acquired	[2]				25,380,123
2023 Revenue	[4]				906,035
2023 Net Operating Income	[4],[5]				$ 483,837
St Johns, FL
Business Acquisition [Line Items]
Acquisition Date					May 17, 2022
Real Estate Assets					$ 15,531,636
Intangibles					773,279
Total assets acquired	[2]				16,304,915
2023 Revenue	[4]				681,421
2023 Net Operating Income	[4],[5]				$ 485,119
SSGT II
Business Acquisition [Line Items]
Acquisition Date					Jun. 01, 2022
Real Estate Assets					$ 228,359,718		$ 201,026,974
Intangibles	[6],[7]				7,732,962
Total assets acquired					236,092,680	[2],[6]	$ 263,301,826
2023 Revenue	[4],[6]				8,788,369
2023 Net Operating Income	[4],[5],[6]				$ 6,183,805
Aurora IV, CO
Business Acquisition [Line Items]
Acquisition Date					Jun. 28, 2022
Real Estate Assets					$ 11,667,954
Intangibles					343,779
Total assets acquired	[2]				12,011,733
2023 Revenue	[4]				421,840
2023 Net Operating Income	[4],[5]				$ 242,475
San Gabriel Property [Member]
Business Acquisition [Line Items]
Acquisition Date	[1]	Jul. 13, 2023

[1]	This property commenced formal operations in October of 2023.
[2]	The allocations noted above are based on a determination of the relative fair value of the total consideration provided and represent the amount paid including capitalized acquisition costs.
[3]	The operating results of the self storage property acquired have been included in our consolidated statements of operations since its acquisition date.
[4]	The operating results of the self storage properties acquired during the year ended December 31, 2022 have been included in our consolidated statements of operations since their respective acquisition dates.
[5]	Net operating income excludes corporate general and administrative expenses, interest expenses, depreciation, amortization and acquisition related expenses.
[6]	This acquisition consisted of ten properties, three in Florida, one in Wisconsin, two in Washington, one in Texas, one in California, one in Arizona, and one in Nevada. Other assets and liabilities were also acquired in this acquisition, which are not described immediately above; refer to the disclosure within this footnote to the financial statements further above for additional information.
[7]	This represents the value of the in place lease intangible assets acquired in the SSGT II Merger, and excludes the approximately $8.0 million of value assigned to a purchase and sale agreement contract intangible asset acquired in the SSGT II Merger related to a property in San Gabriel, California.